Summary of Fair Value of Company's Plan Assets (Detail) - Fair Value, Inputs, Level 2 - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 384.3	$ 343.4
U.S. Equity | Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	95.1	88.1
U.S. Equity | Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.6	10.1
U.S. Equity | Small Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11.9	10.3
Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44.8	41.0
U.S. Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	109.1	103.7
Non-U.S. Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.9	5.9
Non-U.S. Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60.4	60.9
Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.7	13.9
Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 9.8	$ 9.5